Note 10 - Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Equity Method Investments [Table Text Block]
Entity	Vessel	Participation % December 31, 2021	Date Established /Acquired
Steadman Maritime Co.	-	49%	July 1, 2013
Marchant Maritime Co. (*)	-	-	-
Horton Maritime Co. (*)	-	-	-
Smales Maritime Co.	-	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

Equity Method Investments Summarized Financial Information [Table Text Block]
	December 31, 2020	December 31, 2021
Current assets	$46,006	$12,468
Non-current assets	516,171	92,770
Total assets	$562,177	$105,238

Current liabilities	$30,148	$6,576
Non-current liabilities	346,994	58,110
Total liabilities	$377,142	$64,686
	For the years ended December 31,
	2019	2020	2021
Voyage revenue	$85,954	$96,533	$43,088
Net income	$28,040	$39,433	$27,617